Other Long-term Liabilities - Other Long-Term Liabilities (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Employee future benefits (note 22)	CAD 248	CAD 208
Finance lease obligations	498	288
Stock-based compensation	32	14
Deferred revenue	284	321
Leasehold incentives	101	104
Other	74	85
Other non-current financial liabilities	CAD 1,237	CAD 1,020